Oil and Gas Interests (Tables)	12 Months Ended
Jun. 30, 2017
Components of Oil and Gas interest

Oil and gas interests consisted of the following:

	2017	2016
Oil and gas interests	$16,632	$18,388
Less: accumulated depletion	(12,015)	(11,352)
impairment charge	(224)	(1,638)
disposal of assets	(4,393)	—

	$—	$5,398